FINANCIAL INCOME/(EXPENSE) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Related parties	R$ 245,336	R$ 225,149	R$ 184,480
Income from financial investments	952,779	826,028	763,259
Updated shares – Fair value through profit or loss		308,309
Dividends received	2,512	52,516	113,697
Interest and fines	77,480	82,634	14,682
Other income	119,956	161,111	43,826
Total financial income	1,398,063	1,655,747	1,119,944
Financial expenses
Borrowings and financing - foreign currency	(2,334,763)	(1,567,508)	(1,238,372)
Borrowings and financing - local currency	(1,895,650)	(2,096,805)	(1,356,639)
Capitalized interest	206,764	182,799	135,242
Updated shares – Fair value through profit or loss	(632,612)		(1,198,164)
Related parties	(6,602)	(8,249)	(10,297)
Lease liabilities	(94,034)	(76,514)	(68,533)
Interest and fines	(119,765)	(146,222)	(95,667)
Interest on forfaiting operations	(363,538)	(465,574)	(444,062)
(-) Adjusted present value of trade payables	(354,027)	(353,774)	(419,517)
Commission, bank fees and guarantee	(373,859)	(199,505)	(165,397)
PIS/COFINS over financial income	(122,263)	(87,144)	(118,311)
Other financial expenses	(873,918)	(533,581)	(390,598)
Total financial expenses	(6,964,267)	(5,352,077)	(5,370,315)
Others financial items, net
Foreign exchange and monetary variation, net	502,935	(524,302)	783,902
Gains and (losses) on derivatives (*)	(750,102)	69,250	(48,556)
Total others financial items, net	(247,167)	(455,052)	735,346
Financial income (expenses)	(7,211,434)	(5,807,129)	(4,634,969)
Financial income (expenses), net	(5,813,371)	(4,151,382)	(3,515,025)
(*) Statement of gains and (losses) on derivative transactions (note 14.c)
Dollar to Real - NDF			176,991
Exchange rate swap Real x Dollar	188,364	(96,602)	(11,467)
Exchange rate swap Dollar x Euro		9,567
Interest rate swap CDI x IPCA	(791,937)	112,694	(257,897)
Exchange rate swap CDI x Dollar	(146,529)	43,591	43,817
Total	R$ (750,102)	R$ 69,250	R$ (48,556)